Cash and cash equivalents and short-term financial assets (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents and short-term financial assets
Schedule of cash and cash equivalents and short-term financial assets

	As of
In CHF thousands	June 30, 2026	December 31, 2025
Cash and cash equivalents	27,757	26,795
Total cash and cash equivalents	27,757	26,795

	As of
In CHF thousands	June 30, 2026	December 31, 2025
Short-term financial assets due in one year or less	47,600	64,617
Total short-term financial assets	47,600	64,617